Submission	Oct. 26, 2026
Submission [Line Items]
Central Index Key	0002124080
Registrant Name	Aspen Neuroscience, Inc.
Registration File Number	333-299393
Form Type	S-1
Submission Type	S-1/A
Fee Exhibit Type	EX-FILING FEES